Ford Credit Auto Owner Trust 2020-A
Monthly Investor Report

Collection Period	August 2021
Payment Date	9/15/2021
Transaction Month	16
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff

Initial Pool Balance	$914,193,806.49	34,181	54.8

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$140,000,000.00	0.26711%	May 15, 2021
Class A-2 Notes	$274,500,000.00	1.03%	October 15, 2022
Class A-3 Notes	$314,500,000.00	1.04%	August 15, 2024
Class A-4 Notes	$70,700,000.00	1.35%	July 15, 2025
Class B Notes	$25,270,000.00	2.05%	September 15, 2025
Class C Notes	$16,840,000.00	3.49%	October 15, 2026

Total	$841,810,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,189,894.23

Principal:
Principal Collections	$13,376,368.42
Prepayments in Full	$7,973,040.01
Liquidation Proceeds	$67,001.14
Recoveries	$17,038.51
Sub Total	$21,433,448.08
Collections:	$22,623,342.31

Purchase Amounts:
Purchase Amounts Related to Principal	$77,033.16
Purchase Amounts Related to Interest	$403.26
Sub Total	$77,436.42

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$22,700,778.73

Ford Credit Auto Owner Trust 2020-A
Monthly Investor Report

Collection Period	August 2021
Payment Date	9/15/2021
Transaction Month	16
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$22,700,778.73
Servicing Fee	$407,343.20	$407,343.20	$0.00	$0.00	$22,293,435.53
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$22,293,435.53
Interest - Class A-2 Notes	$5,504.74	$5,504.74	$0.00	$0.00	$22,287,930.79
Interest - Class A-3 Notes	$272,566.67	$272,566.67	$0.00	$0.00	$22,015,364.12
Interest - Class A-4 Notes	$79,537.50	$79,537.50	$0.00	$0.00	$21,935,826.62
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$21,935,826.62
Interest - Class B Notes	$43,169.58	$43,169.58	$0.00	$0.00	$21,892,657.04
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$21,892,657.04
Interest - Class C Notes	$48,976.33	$48,976.33	$0.00	$0.00	$21,843,680.71
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$21,843,680.71
Regular Principal Payment	$19,871,728.00	$19,871,728.00	$0.00	$0.00	$1,971,952.71
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,971,952.71
Residual Released to Depositor	$0.00	$1,971,952.71	$0.00	$0.00	$0.00
Total		$22,700,778.73

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$19,871,728.00
Total					$19,871,728.00
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$6,413,284.78	$23.36	$5,504.74	$0.02	$6,418,789.52	$23.38
Class A-3 Notes	$13,458,443.22	$42.79	$272,566.67	$0.87	$13,731,009.89	$43.66
Class A-4 Notes	$0.00	$0.00	$79,537.50	$1.13	$79,537.50	$1.13
Class B Notes	$0.00	$0.00	$43,169.58	$1.71	$43,169.58	$1.71
Class C Notes	$0.00	$0.00	$48,976.33	$2.91	$48,976.33	$2.91
Total	$19,871,728.00	$23.61	$449,754.82	$0.53	$20,321,482.82	$24.14

Ford Credit Auto Owner Trust 2020-A
Monthly Investor Report

Collection Period	August 2021
Payment Date	9/15/2021
Transaction Month	16

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$6,413,284.78	0.0233635	$0.00	0.0000000
Class A-3 Notes	$314,500,000.00	1.0000000	$301,041,556.78	0.9572069
Class A-4 Notes	$70,700,000.00	1.0000000	$70,700,000.00	1.0000000
Class B Notes	$25,270,000.00	1.0000000	$25,270,000.00	1.0000000
Class C Notes	$16,840,000.00	1.0000000	$16,840,000.00	1.0000000
Total	$433,723,284.78	0.5152271	$413,851,556.78	0.4916211

Pool Information
Weighted Average APR	2.871%	2.870%
Weighted Average Remaining Term	42.54	41.73
Number of Receivables Outstanding	22,498	21,709
Pool Balance	$488,811,839.29	$467,208,710.27
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$450,559,694.16	$430,687,966.16
Pool Factor	0.5346917	0.5110609

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,418,204.69
Yield Supplement Overcollateralization Amount	$36,520,744.11
Targeted Overcollateralization Amount	$53,357,153.49
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$53,357,153.49

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,418,204.69
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,418,204.69
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,418,204.69

Ford Credit Auto Owner Trust 2020-A
Monthly Investor Report

Collection Period	August 2021
Payment Date	9/15/2021
Transaction Month	16

VIII. NET LOSS AND DELINQUENT RECEIVABLES
	# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)	36	$109,686.29
(Recoveries)	16	$17,038.51
Net Loss for Current Collection Period		$92,647.78
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)		0.2274%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.2237%
Second Prior Collection Period			0.0987%
Prior Collection Period			0.0531%
Current Collection Period			0.2326%
Four Month Average (Current and Prior Three Collection Periods)			0.1520%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		954	$2,040,002.28
(Cumulative Recoveries)			$288,089.34
Cumulative Net Loss for All Collection Periods			$1,751,912.94
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.1916%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,138.37
Average Net Loss for Receivables that have experienced a Realized Loss			$1,836.39

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.63%	110	$2,960,773.37
61-90 Days Delinquent	0.07%	14	$316,635.95
91-120 Days Delinquent	0.01%	2	$55,375.60
Over 120 Days Delinquent	0.03%	3	$150,473.51
Total Delinquent Receivables	0.75%	129	$3,483,258.43
Repossession Inventory:
Repossessed in the Current Collection Period		6	$175,277.64
Total Repossessed Inventory		12	$327,284.70

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period		0.0775%
Prior Collection Period		0.0667%
Current Collection Period		0.0875%
Three Month Average		0.0772%

Delinquency Trigger (61+ Delinquent Receivables)

Transaction Month	Trigger

1-12	0.70%
13-24	1.40%
25-36	2.30%
37+	3.60%

61+ Delinquent Receivables Balance to EOP Pool Balance		0.1118%
Delinquency Trigger Occurred		No

Ford Credit Auto Owner Trust 2020-A
Monthly Investor Report

Collection Period	August 2021
Payment Date	9/15/2021
Transaction Month	16

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	49	$1,490,798.56
2 Months Extended	69	$1,998,974.67
3+ Months Extended	4	$94,576.51

Total Receivables Extended	122	$3,584,349.74

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 4, 2021

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer